Capital Stock (Details 1) - 12 months ended Mar. 31, 2015 - $ / shares	Total
Pre-Modification [Member]
Market price per share	$ 12.60
Exercise price per share	$ 20
Risk-free interest rate	0.44%
Expected term (years)	2 years 2 months 1 day
Volatility	75.60%
Dividend rate	0.00%
Fair Value per share	$ 3.73
Post-Modification [Member]
Market price per share	12.60
Exercise price per share	$ 10
Risk-free interest rate	0.62%
Expected term (years)	2 years 7 months 2 days
Volatility	76.60%
Dividend rate	0.00%
Fair Value per share	$ 6.65
PreModification 2 [Member]
Market price per share	8.00
Exercise price per share	$ 23.13
Risk-free interest rate	0.04%
Expected term (years)	2 months 27 days
Volatility	69.70%
Dividend rate	0.00%
Fair Value per share	$ .22
PostModification 2 [Member]
Market price per share	8.00
Exercise price per share	$ 13
Risk-free interest rate	0.31%
Expected term (years)	1 year 2 months 27 days
Volatility	69.80%
Dividend rate	0.00%
Fair Value per share	$ 1.31
PreModification 3 [Member]
Market price per share	10.00
Exercise price per share	$ 31.97
Risk-free interest rate	0.33%
Expected term (years)	1 year 4 months 24 days
Volatility	74.40%
Dividend rate	0.00%
Fair Value per share	$ 1.08
PostModification 3 [Member]
Market price per share	10.00
Exercise price per share	$ 24.68
Risk-free interest rate	0.44%
Expected term (years)	2 years 1 month 6 days
Volatility	75.80%
Dividend rate	0.00%
Fair Value per share	$ 2.29
PreModification4 [Member]
Market price per share	8
Exercise price per share	$ 33.49
Risk-free interest rate	0.51%
Expected term (years)	2 years 22 days
Volatility	73.60%
Dividend rate	0.00%
Fair Value per share	$ .91
PostModification4 [Member]
Market price per share	8
Exercise price per share	$ 10
Risk-free interest rate	0.57%
Expected term (years)	2 years 4 months 2 days
Volatility	74.40%
Dividend rate	0.00%
Fair Value per share	$ 2.85